Revenue - Future minimum receipts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	$ 7,847,250	$ 6,894,473	$ 5,376,066
Bottom of range
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Term of lease	5 years
Top of range
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Term of lease	20 years
Within one year
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	$ 1,284,692	1,011,501	791,654
1-2 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	1,177,665	981,778	704,054
2-3 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	1,083,942	880,316	678,734
3-4 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	847,224	801,452	572,273
4-5 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	749,839	625,352	520,933
After 5 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	$ 2,703,888	$ 2,594,074	$ 2,108,418